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[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

                                                    1275 Pennsylvania Avenue, NW
                                                     Washington, D.C. 20004-2415
                                                   202.383.0100 fax 202.637.3593
                                                              www.sutherland.com
                                                          ATLANTA AUSTIN HOUSTON
                                                          NEW YORK WASHINGTON DC

Patrice M. Pitts
DIRECT LINE: 202.383.0548
E-mail: patrice.pitts@sutherland.com
        ----------------------------

April 13, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:   Pre-Effective Amendment No. 1
      MetLife Investors USA Insurance Company
      MetLife Investors USA Separate Account A
      File Nos. 333-179239/811-03365
      (Marquis Portfolios (offered on and after April 30, 2012))

Commissioners:

On behalf of MetLife Investors USA Insurance Company and MetLife Investors USA Separate Account A (the "Account"), we are hereby transmitting for filing under the Securities Act of 1933, as amended (the "Securities Act"), Pre-Effective Amendment No. 1 (the "Amendment") to the Account's registration statement on Form N-4 for the purpose of registering a flexible premium deferred variable annuity contract under the Securities Act. All financial statements and exhibits required to be filed are included herein.

The Amendment reflects the Company's responses to the comments received from the staff of the Securities and Exchange Commission ("SEC staff") on the initial registration statement. This filing has been marked to show changes from the initial registration statement.

Pursuant to Rule 461 under the Securities Act, the Company and the principal underwriter have submitted requests for acceleration of effectiveness of the Amendment to April 30, 2012. The Company very much appreciates any assistance the SEC staff can provide in meeting such requests.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202)383-0548.

Sincerely,


/s/ Patrice M. Pitts
------------------------------------
Patrice M. Pitts

Attachment

cc:   Frederick R. Bellamy, Esq.
      Michele H. Abate, Esq.
      John B. Towers, Esq.